Employee benefits	12 Months Ended
Mar. 31, 2021
Employee benefits
Employee benefits
18	Employee benefits

Pursuant to the relevant PRC regulations, Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou are required to make various defined contributions organized by municipal and provincial PRC governments. The contributions are made for each PRC employee at a rate of approximately 40% on a standard salary base as determined by the local Social Security Bureau. The amounts of the defined contributions of RMB38,231, RMB40,378 and RMB32,191 (US$4,912) for the years ended March 31, 2019, 2020 and 2021, respectively, were charged to expenses in the consolidated statements of comprehensive income.

For the years ended March 31, 2019, 2020 and 2021, 63%, 61% and 61% of costs of employee benefits were recorded in sales and marketing expenses, respectively, with the remaining portion of the contributions recorded in general and administrative expenses, cost of revenues and research and development expenses of each year.

The Company has no other obligation for the payment of employee benefits associated with these plans beyond the contributions described above.